VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
The assets and liabilities relating to the consolidated VIEs included in the consolidated financial statements are as follows:

US$ MILLIONS	December 31, 2022	December 31, 2021
Real estate and real estate partnerships	$124	$—
Available-for-sale fixed maturity securities	346	31
Equity securities, at fair value	84	79
Investment funds	1,175	231
Mortgage loan	44	66
Private loans	390	62
Cash and cash equivalents	153	—
Other assets	77	—
Total assets of consolidated VIEs	$2,393	$469
Notes payable	151	—
Other liabilities	1,743	299
Total liabilities of consolidated VIEs	$1,894	$299
For other unconsolidated real estate partnership VIEs, the Company is not the primary beneficiary as major decisions impacting the economic activities of the VIE require consent from both partners. The Company accounts for its interests in such VIEs using the equity method when it has significant influence over the operating and financing policies of these investees. The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs follows:

	December 31, 2022
US$ MILLIONS	Carrying Amount	Maximum Exposure to Loss
Real estate and real estate partnerships	$317	$317
Mortgage loans on real estate	601	601
Accrued investment income	2	2
Total	$920	$920
We had no unconsolidated VIEs as at December 31, 2021.

The unconsolidated VIEs are typically accounted for as our equity method investments. The Company held equity method investments of $2.8 billion and $469 million at December 31, 2022 and 2021, respectively, comprised primarily of other limited partnership interests, real estate joint ventures or partnerships (including real estate funds), tax credit and other partnerships.
As described in Note 2, the Company generally recognizes its share of earnings in its equity method investments within net investment income using a three-month lag in instances where the investee’s financial information is not sufficiently timely or when the investee’s reporting period differs from the Company’s reporting period. Aggregate net investment income from these equity method investments exceeded 10% of the Company’s consolidated pre-tax income (loss) for the two most recent annual periods.
The following aggregated summarized financial data reflects the latest available financial information and does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities. Aggregate total assets of these entities totaled $2.4 billion and $1.1 billion at December 31, 2022 and 2021, respectively. Aggregate net income (loss) of these entities totaled $89 million and $21 million for the year ended December 31, 2022 and 2021, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income (loss) and realized and unrealized investment gains (losses). Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income (loss) and realized and unrealized investment gains (losses).